Intangible Assets and Impairment Testing - Narratives (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets and Impairment Testing
Intangible assets	kr 430,754	kr 438,057
Goodwill	48,584	45,784	kr 37,227
Impairment - Goodwill	0
Licenses and similar rights
Intangible Assets and Impairment Testing
Intangible assets	430,754	kr 438,057
Budenofalk 3 mg oral capsule
Intangible Assets and Impairment Testing
Impairment - Intangible Assets	32,132
Nox Platforms
Intangible Assets and Impairment Testing
Intangible assets	kr 430,753
Minimum | Licenses and similar rights
Intangible Assets and Impairment Testing
Expected finite useful life (in years)	6 years
Maximum | Licenses and similar rights
Intangible Assets and Impairment Testing
Expected finite useful life (in years)	15 years